GOODWILL AND INTANGIBLE ASSETS - Estimated amortization expense (Details) € in Thousands	Dec. 31, 2023 EUR (€)
GOODWILL AND INTANGIBLE ASSETS
2024	€ 205
2025	195
2026	192
2027	175
2028	88
2029 and thereafter	174
Total	€ 1,029